SUPPLEMENT TO THE PROSPECTUS
Supplement dated April 9, 2021, to the Prospectus dated June 26, 2020.

MFS® Diversified Income Fund

Effective June 15, 2021, the table and following two paragraphs in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" are restated in their entirety as follows:
Category	Neutral Position
Investment Grade Quality Debt Instruments	15%
Lower Quality Debt Instruments	25%
U.S. Government Securities	10%
Emerging Market Debt Instruments	15%
Dividend-Paying Equity Securities	20%
Real Estate-Related Investments	15%

These allocations may vary significantly from time to time.
MFS focuses the fund’s debt investments on investment grade quality corporate bonds, U.S. Government securities, below investment grade quality debt instruments of developed market issuers, and debt instruments of emerging market issuers (including below investment grade quality debt instruments of emerging market issuers). Of the fund’s investments in debt instruments, MFS may invest up to 100% of these investments in below investment grade quality debt instruments.  MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.

Effective June 15, 2021, the following paragraph is added after the paragraph following the Performance Table in the sub-section entitled "Performance Information" under the main heading entitled "Summary of Key Information":
As of June 15, 2021, the MFS Diversified Income Fund Blended Index (the Blended Index) will consist of the following indices and weightings: 10% Bloomberg Barclays U.S. Government/Mortgage Bond Index; 25% Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index; 15% Bloomberg Barclays US Credit Index; 15% JPMorgan Emerging Markets Bond Index Global; 20% MSCI All Country World High Dividend Yield Index (net div); and 15% MSCI US REIT Index (net div). The components and weightings of the Blended Index may have differed during the periods, and may differ in the future.

Effective June 15, 2021, the table in the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager	Since	Title
Robert Almeida	2018	Investment Officer of MFS
Neeraj Arora	2019	Investment Officer of MFS
David Cole	2006	Investment Officer of MFS
Rick Gable	2006	Investment Officer of MFS
Alexander Mackey	June 2021	Investment Officer of MFS
Henry Peabody	June 2021	Investment Officer of MFS
Matt Ryan	2006	Investment Officer of MFS
Jonathan Sage	2006	Investment Officer of MFS
Geoffrey Schechter	2006	Investment Officer of MFS
Michael Skatrud	2018	Investment Officer of MFS
Effective June 15, 2021, the table and following two paragraphs in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies and Risks" are restated in their entirety as follows:
Category	Neutral Position
Investment Grade Quality Debt Instruments	15%
Lower Quality Debt Instruments	25%
U.S. Government Securities	10%
Emerging Market Debt Instruments	15%
Dividend-Paying Equity Securities	20%
Real Estate-Related Investments	15%

These allocations may vary significantly from time to time.
For the debt portion of the fund, MFS may invest the fund’s assets in all types of corporate and government debt instruments of U.S. and foreign issuers, including below investment grade quality debt instruments and debt instruments of emerging market issuers. MFS focuses the fund’s debt investments on investment grade quality corporate bonds, U.S. Government securities, below investment grade quality debt instruments of developed market issuers, and debt instruments of emerging market issuers (including below investment grade quality debt instruments of emerging market issuers). Of the fund’s investments in debt instruments, MFS may invest up to 100% of these investments in below investment grade quality debt instruments.  MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.  When MFS sells securities for the fund on a when-issued, delayed delivery, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the deliverable securities.

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MFS Diversified Income Fund

Effective June 15, 2021, the table in the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager	Primary Role	Five Year History
Robert Almeida	Lead Portfolio Manager	Employed in the investment area of MFS since 2007
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2011
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Rick Gable	Real Estate Related Investments Portfolio Manager	Employed in the investment area of MFS since 2011
Alexander Mackey	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2001
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since July 2019; Vice President/Portfolio Manager at Eaton Vance Management prior to July 2019
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1997
Jonathan Sage	Equity Securities Portfolio Manager	Employed in the investment area of MFS since 2000
Geoffrey Schechter	U.S. Government Securities Portfolio Manager	Employed in the investment area of MFS since 1993
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2013

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